ACCOUNTING POLICIES (Policies)	12 Months Ended
Jun. 30, 2020
Accounting policies [abstract]
Reporting entity

Reporting entity

The DRDGOLD Group is primarily involved in the retreatment of surface gold. The consolidated financial statements comprise DRDGOLD Limited (the “Company”) and its subsidiaries who are all wholly owned subsidiaries and solely operate in South Africa (collectively the “Group” and individually “Group Companies”). The Company is domiciled in South Africa with a registration number of 1895/000926/06. The registered address of the Company is Constantia Office Park, Cnr 14th Avenue and Hendrik Potgieter Road, Cycad House, Building 17, Ground Floor, Weltevreden Park, 1709.

The DRDGOLD Group is 50.1% held by Sibanye Gold Limited, which in turn is a wholly owned subsidiary of Sibanye Stillwater Limited (“Sibanye-Stillwater”).

Basis of accounting

Basis of accounting

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) and its interpretations adopted by the International Accounting Standards Board (IASB). The consolidated financial statements were approved by the board for issuance on October 29, 2020.

Functional and presentation currency

Functional and presentation currency

The functional and presentation currency of DRDGOLD and its subsidiaries is South African rand. The amounts in these consolidated financial statements are rounded to the nearest million unless stated otherwise. Significant exchange rates applied during the year are set out in the table below:

South African rand / US dollar	2020	2019	2018
Spot rate at year end	17.32	14.07	13.72
Average rate for the financial year	15.66	14.18	12.85

Basis of measurement	Basis of measurement The consolidated financial statements are prepared on the historical cost basis, unless otherwise stated.
Basis of consolidation

Basis of consolidation

Subsidiaries

Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

Transactions eliminated on consolidation

Intra-group balances, transactions and any unrealised gains and losses or income and expenses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements.

Use of accounting assumptions, estimates and judgements

The preparation of the consolidated financial statements requires management to make accounting assumptions, estimates and judgements that affect the application of the Group's accounting policies and reported amounts of assets and liabilities, income and expenses.

Accounting assumptions, estimates and judgements are reviewed on an ongoing basis. Revisions to reported amounts are recognised in the period in which the revision is made and in any future periods affected. Actual results may differ from these estimates.

Information about assumptions and estimates in applying accounting policies that have the most significant effect on the amounts recognised in the consolidated financial statements are included in the notes:

NOTE 9 PROPERTY, PLANT AND EQUIPMENT

NOTE 11 PROVISION FOR ENVIRONMENTAL REHABILITATION

NOTE 18 INCOME TAX

NOTE 24 PAYMENTS MADE UNDER PROTEST

NOTE 25 OTHER INVESTMENTS

Information about significant judgements in applying accounting policies that have the most significant effect on the amounts recognised in the consolidated financial statements are included in the notes:

NOTE 24 PAYMENTS MADE UNDER PROTEST

NOTE 26 CONTINGENCIES

Revenue

ACCOUNTING POLICIES

Revenue comprises the sale of gold bullion and silver bullion (produced as a by-product).

Revenue is measured based on the consideration specified in a contract with the customer, which is based on the London Bullion Market fixing price on the date when it transfers control over the goods to the customer.

The Group recognises revenue at a point in time when Rand Refinery, acting as an agent for the sale of all gold produced by the Group, delivers the Gold to the buyer and the sales price is fixed, as evidenced by the certificate of sale. It is at this point that the revenue can be measured reliably and the recovery of the consideration is probable. Rand Refinery is contractually obliged to make payment to the Group within two business days after the sale of the gold and silver and therefore no significant financing component exists.

Other Income

ACCOUNTING POLICIES

Other income is recognised where it is probable that the economic benefits associated with a transaction will flow to the Group and it can be reliably measured.

Other income is generally income earned from transactions outside the course of the Group’s ordinary activities and may include gains on disposal of property, plant and equipment and gains on financial instruments at fair value through profit or loss.

Finance income and expense

ACCOUNTING POLICY

Finance income includes interest received, growth in cash and cash equivalents in environmental rehabilitation trust funds, growth in the reimbursive right for environmental rehabilitation guarantees, dividends received and the unwinding of the Payments made under protest.

ACCOUNTING POLICY

Finance expenses comprise interest payable on financial instruments measured at amortised cost calculated using the effective interest method, unwinding of the provision for environmental rehabilitation, interest on lease liabilities and the discount recognised on Payments made under protest

Property, plant and equipment

Mineral reserves and resources estimates

The Group is required to determine and report mineral reserves and resources in accordance with the South African Code for the Reporting of Exploration Results, Mineral Resources and Mineral Reserves (SAMREC Code). In order to calculate mineral reserves and resources, estimates and assumptions are required about a range of geological, technical and economic factors, including but not limited to quantities, grades, production techniques, recovery rates, production costs, transport costs, commodity demand, commodity prices and exchange rates. Estimating the quantity and/or grade of mineral reserves and resources requires the size, shape and depth of reclamation sites to be determined by analysing geological data such as the logging and assaying of drill samples. This process may require complex and difficult geological judgements and calculations to interpret the data. Because the assumptions used to estimate mineral reserves and resources change from period to period and because additional geological data is generated during the course of operations, estimates of mineral reserves and resources may change from period to period. Mineral reserves and resource estimates prepared by management are reviewed by an independent mineral resources expert.

Changes in reported mineral reserves and resources may affect the Group’s life-of-mine plan, financial results and financial position in a number of ways including the following:

• asset carrying values may be affected due to changes in estimated future cash flows;

• depreciation charged to profit or loss may change where such charges are determined by the units-of-production method, or where the useful lives of assets change;

• decommissioning, site restoration and environmental provisions may change where changes in estimated mineral reserves and resources affect expectations about the timing or cost of these activities; and

• the carrying value of deferred tax assets and liabilities may change due to changes in estimates of the likely recovery of the tax benefits and charges.

Recognition and measurement

Property, plant and equipment comprise mine plant facilities and equipment, mine property and development (including mineral rights) and exploration assets. These assets (excluding exploration assets) are initially measured at cost, whereafter they are measured at cost less accumulated depreciation and accumulated impairment losses. Exploration assets are initially measured at cost, whereafter they are measured at cost less accumulated impairment losses.

Cost includes expenditure that is directly attributable to the acquisition or construction of the asset, borrowing costs capitalised, as well as the costs of dismantling and removing an asset and restoring the site on which it is located. Subsequent costs are included in the asset’s carrying amount or recognised as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. Exploration and evaluation costs are capitalised as exploration assets on a project-by-project basis, pending determination of the technical feasibility and commercial viability of the project.

Exploration assets consists of costs of acquiring rights, activities associated with converting a mineral resource to a mineral reserve - the process thereof includes drilling, sampling and other processes necessary to evaluate the technical feasibility and commercial viability of a mineral resource to prove whether a mineral reserve exists. Exploration assets also include geological, geochemical and geophysical studies associated with prospective projects and tangible assets which comprise of property, plant and equipment used for exploratory activities. Costs are capitalised to the extent that they are a directly attributable exploration expenditure and classified as a separate class of assets on a project by project basis. Once a mineral reserve is determined or the project ready for development, the asset attributable to the mineral reserve or project is tested for impairment and then reclassified to the appropriate class of assets. Depreciation commences when the assets are available for use.

Impairment

The carrying amounts of property, plant and equipment are reviewed at each reporting date to determine whether there is any indication of impairment, or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If any such indication exists, the asset’s recoverable amount is estimated. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (CGUs). The key assets of a surface retreatment operation which constitutes a CGU are a reclamation site, a metallurgical plant and a tailings storage facility. These key assets operate interdependently to produce gold. The Ergo and FWGR operations each have separately managed and monitored reclamation sites, metallurgical plants and tailings storage facilities and are therefore separate CGUs.

The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs to sell. The recoverable amount was determined by estimating the value in use. The estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. An impairment loss is recognised in profit or loss if the carrying amount of an asset or CGU exceeds its recoverable amount.

Depreciation

Depreciation

The calculation of the units-of-production rate of depreciation could be affected if actual production in the future varies significantly from current forecast production. This would generally arise when there are significant changes in any of the factors or assumptions used in estimating mineral reserves and resources. These factors could include:

• changes in mineral reserves and resources;

• the grade of mineral reserves and resources may vary from time to time;

• differences between actual commodity prices and commodity price assumptions;

• unforeseen operational issues at mine sites including planned extraction efficiencies; and

• changes in capital, operating, mining processing and reclamation costs, discount rates and foreign exchange rates.

Depreciation of mine plant facilities and equipment, as well as mining property and development (including mineral rights) are calculated using the units of production method which is based on the life-of-mine of each site. The life-of-mine is primarily based on proved and probable mineral reserves. It reflects the estimated quantities of economically recoverable gold that can be recovered from reclamation sites based on the estimated gold price. Changes in the life-of-mine will impact depreciation on a prospective basis. The life-of-mine is prepared using a methodology that takes account of current information to assess the economically recoverable gold from specific reclamation sites and includes the consideration of historical experience.

The depreciation method, estimated useful lives and residual values are reassessed annually and adjusted if appropriate. Any changes to useful lives may affect prospective depreciation rates and asset carrying values. The current estimated useful lives are based on the life-of-mine of each site, currently between four (2019: three; 2018: four) and 13 (2019: 11; 2018: 12) years for Ergo mining assets and between four (2019: five) and 20 (2019: 15) years for FWGR mining assets.

Right of use assets and leases

ACCOUNTING POLICIES

The Group has applied IFRS 16 using the modified retrospective approach and therefore the comparative information has not been restated and continues to be reported under IAS 17 and IFRIC 4. The impact of the adoption of the standard is disclosed in Note 3.

Accounting policy before July 1, 2019

Leased assets

Upon initial recognition, the leased asset is measured at an amount equal to the lower of the fair value of the leased asset and the present value of the minimum lease payments. Subsequent to initial recognition, the asset is accounted for in the same manner as owned property, plant and equipment.

Finance lease payments

Minimum lease payments are apportioned between the finance charge and the reduction of the outstanding liability. The finance charge is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability.

Accounting policy after July 1, 2019

Right of use asset

The right of use asset is initially measured at cost, which comprises the initial amount of the lease liability and is adjusted by any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received. The Group recognises a right of use asset and lease liability at the lease commencement date.

The right of use asset is subsequently depreciated using the straightline method from the commencement date to the earlier of the end of the useful life of the right of use asset or the end of the lease term. The estimated useful lives of the right of use assets are determined on the same basis as those of property, plant and equipment. In addition, the right of use asset carrying value is allocated to the CGU it belongs to and the CGU is reviewed at each reporting date to determine whether there is any indication of impairment. The carrying value is reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

Lease liability

The lease liability is initially measured at the present value of the outstanding lease payments at commencement date over the lease term, discounted using the interest rate implicit in the lease or if that rate is undeterminable, the Group’s incremental borrowing rate. The lease term includes the non-cancellable period for which the lessee has the right to use an underlying asset including optional periods when the Group is reasonably certain to exercise an option to extend a lease.

Lease payments comprise fixed payments, variable lease payments that depend on an index or rate, initially measured using the index or rate as at the commencement date, and the exercise price under a purchase option that the Group is reasonably certain to exercise.

The lease liability is measured using the effective interest rate method and is remeasured when there is a change in future lease payments. Upon remeasurement, a corresponding adjustment is made to the carrying amount of the right of use asset or is recorded in profit or loss if the carrying amount of the right of use asset has been reduced to zero.

Right of use assets are presented in “property, plant and equipment” and lease liabilities are separately disclosed in the statement of financial position.

ACCOUNTING POLICIES continued

Accounting policy after July 1, 2019 continued

Short term leases and leases of low value assets

The Group has elected not to recognise right of use assets and lease liabilities for short-term leases of machinery and equipment that have a lease term of 12 months or less and leases of low value assets which include IT equipment, security equipment and administration equipment.

Provision for environmental rehabilitation

SIGNIFICANT ACCOUNTING ASSUMPTIONS AND ESTIMATES

Estimates of future environmental rehabilitation costs are determined with the assistance of an independent expert and are based on the Group’s environmental management plans which are developed in accordance with regulatory requirements, the life-of-mine plan and the planned method of rehabilitation which is influenced by developments in trends and technology.

An average discount rate ranging between 8.1% and 9.5% (2019: between 7.6% and 8.0%), average inflation rate of 5.1% (2019: 5.5%) and the discount periods as per the expected life-of-mine were used in the calculation of the estimated net present value of the rehabilitation liability.

ACCOUNTING POLICIES

The net present value of the estimated rehabilitation cost as at reporting date is provided for in full. These estimates are reviewed annually and are discounted using a pre-tax risk-free rate that is adjusted to reflect the current market assessments of the time value of money and the risks specific to the obligation.

Annual changes in the provision consist of financing expenses relating to the change in the present value of the provision and inflationary increases in the provision, as well as changes in estimates.

The present value of dismantling and removing the asset created (decommissioning liabilities) are capitalised to property, plant and equipment against an increase in the rehabilitation provision. If a decrease in the liability exceeds the carrying amount of the asset, the excess is recognised in profit or loss. If the asset value is increased and there is an indication that the revised carrying value is not recoverable, an impairment test is performed in accordance with the accounting policy dealing with impairments of property, plant and equipment. Over time, the liability is increased to reflect an interest element, and the capitalised cost is depreciated over the life of the related asset. Cash costs incurred to rehabilitate these disturbances are charged to the provision and are presented as investing activities in the statement of cash flows.

The present value of environmental rehabilitation costs relating to the production of inventories and sites without related assets (restoration liabilities) as well as changes therein are expensed as incurred and presented as operating costs. Cash costs incurred to rehabilitate these disturbances are presented as operating activities in the statement of cash flows. The cost of ongoing rehabilitation is recognised in profit or loss as incurred.

Investments of rehabilitation obligation funds

ACCOUNTING POLICIES

Cash and cash equivalents in environmental rehabilitation trust funds

Cash and cash equivalents included in environmental rehabilitation trust funds comprise low-risk, interest-bearing cash and cash equivalents and are non-derivative financial assets categorised as financial assets measured at amortised cost.

Cash and cash equivalents are initially measured at fair value. Subsequent to initial recognition, cash and cash equivalents are measured at amortised cost, which is equivalent to their fair value.

Reimbursive right for environmental rehabilitation guarantees

Funds held in the cell captive that secure the environmental rehabilitation guarantees issued are recognised as a right to receive a reimbursement and are measured at the lower of the amount of the consolidated environmental rehabilitation liability recognised and the consolidated fair value of the fund assets.

Changes in the carrying value of the fund assets, other than those resulting from contributions and payments, are recognised in finance income.

Cash and cash equivalents

ACCOUNTING POLICIES

Cash and cash equivalents are short-term, highly liquid investments that are readily convertible to cash without significant risk of changes in value and comprise cash on hand, demand deposits, and highly liquid investments which are readily convertible to known amounts of cash.

Cash and cash equivalents are non-derivative financial assets categorised as financial assets measured at amortised cost. Cash and cash equivalents are initially measured at fair value. Subsequent to initial recognition, cash and cash equivalents are measured at amortised cost, which is equivalent to their fair value.

Trade and other receivables

ACCOUNTING POLICIES

Recognition and measurement

Trade and other receivables, excluding Value Added Tax and prepayments, are non-derivative financial assets categorised as financial assets at amortised cost.

These assets are initially measured at fair value plus directly attributable transaction costs. Subsequent to initial recognition, they are measured at amortised cost using the effective interest method less any expected credit losses using the Group’s business model for managing its financial assets.

The Group derecognises a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred, or it neither transfers nor retains substantially all of the risks and rewards of ownership and does not retain control over the transferred asset. Any interest in such derecognised financial assets that is created or retained by the Group is recognised as a separate asset or liability.

Impairment

The Group recognises loss allowances for trade and other receivables at an amount equal to expected credit losses (“ECLs”). The Group uses the simplified ECL approach. When determining whether the credit risk of a financial asset has increased since initial recognition and when estimating ECLs, the Group considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on informed credit assessments and including forward-looking information. The maximum period considered when estimating ECLs is the maximum contractual period over which the Group is exposed to credit risk.

ECLs are a probability weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls (i.e. the difference between the cash flows due to the entity in accordance with the contract and the cash flows that the Group expects to receive). The Group assesses whether the financial asset is credit impaired at each reporting date. A financial asset is credit impaired when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred, including but not limited to financial difficulty or default of payment. The Group will write off a financial asset when there is no reasonable expectation of recovering it after considering whether all means to recovery the asset have been exhausted, or the counterparty has been liquidated and the Group has assessed that no recovery is possible.

Any impairment losses are recognised in the statement of profit or loss

Trade and other payables

ACCOUNTING POLICIES

Trade and other payables, excluding payroll accruals, accrued leave pay and provision for performance based incentives, are non-derivative financial liabilities categorised as financial liabilities measured at amortised cost.

These liabilities are initially measured at fair value plus directly attributable transaction costs. Subsequent to initial recognition, they are measured at amortised cost using the effective interest method. The Group derecognises a financial liability when its contractual rights are discharged, or cancelled or expire.

Short-term employee benefits are expensed as the related service is provided. A liability is recognised for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

Inventories

ACCOUNTING POLICIES

Gold in process is stated at the lower of cost and net realisable value. Costs are assigned to gold in process on a weighted average cost basis. Costs comprise all costs incurred to the stage immediately prior to smelting, including costs of extraction and processing as they are reliably measurable at that point. Gold bullion is stated at the lower of cost and net realisable value. Selling and general administration costs are excluded from inventory valuation.

Consumable stores are stated at cost less allowances for obsolescence. Cost of consumables and stockpile material is based on the weighted average cost principle and includes expenditure incurred in acquiring inventories and bringing them to their existing location and condition.

Net realisable value is the estimated selling price in the ordinary course of business, less the estimated cost of completion and selling expenses.

Income tax

SIGNIFICANT ACCOUNTING ASSUMPTIONS AND ESTIMATES

Management periodically evaluates positions taken where tax regulations are subject to interpretation. This includes the treatment of both Ergo and FWGR as single mining operations respectively, pursuant to the relevant ring-fencing legislation.

The deferred tax liability is calculated by applying a forecast weighted average tax rate that is based on a prescribed formula. The calculation of the forecast weighted average tax rate requires the use of assumptions and estimates and are inherently uncertain and could change materially over time. These assumptions and estimates include expected future profitability and timing of the reversal of the temporary differences. Due to the forecast weighted average tax rate being based on a prescribed formula that increases the effective tax rate with an increase in forecast future profitability, and vice versa, the tax rate can vary significantly year on year and can move contrary to current period financial performance.

A 100 basis points increase in the effective tax rate will result in an increase in the net deferred tax liability at June 30, 2020 of approximately R10.3 million (2019: R8.6 million; 2018: R8.0 million).

The assessment of the probability that future taxable profits will be available against which the tax losses and unredeemed capital expenditure can be utilised requires the use of assumptions and estimates and are inherently uncertain and could change materially over time.

Capital expenditure is assessed by the South African Revenue Service (“SARS”) when it is redeemed against taxable mining income rather than when it is incurred. A different interpretation by SARS regarding the deductibility of these capital allowances may therefore become evident subsequent to the year of assessment when the capital expenditure is incurred.

ACCOUNTING POLICIES

Income tax expense comprises current and deferred tax. Each company is taxed as a separate entity and tax is not set-off between the companies.

Current tax

Current tax comprises the expected tax payable or receivable on the taxable income or loss for the year and any adjustment on tax payable or receivable in respect of the previous year. Amounts are recognised in profit or loss except to the extent that it relates to items recognised directly in equity or OCI. The current tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the reporting date.

Deferred tax

Deferred tax is recognised in respect of temporary differences between the carrying amounts and the tax bases of assets and liabilities. Deferred tax is not recognised on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit.

Deferred tax assets relating to unutilised tax losses and unutilised capital allowances are recognised to the extent that it is probable that future taxable profits will be available against which the unutilised tax losses and unutilised capital allowances can be utilised. The recoverability of these assets is reviewed at each reporting date and adjusted if recovery is no longer probable.

Deferred tax related to gold mining income is measured at a forecast weighted average tax rate that is expected to be applied to temporary differences when they reverse, using tax rates enacted or substantially enacted at the reporting date.

Tax on gold mining income is determined based on a formula: Y = 34 - 170/X where Y is the percentage rate of tax payable and X is the ratio of taxable income, net of any qualifying capital expenditure that bears to gold mining income derived, expressed as a percentage. Non-mining income, which consists primarily of interest accrued, is taxed at a standard rate of 28% for all periods presented.

All mining capital expenditure is deducted in the year it is incurred to the extent that it does not result in an assessed loss. Capital expenditure not deducted from mining income is carried forward as unutilised capital allowances to be deducted from future mining income

Employee benefits

ACCOUNTING POLICIES

Cash settled share-based payments (“outgoing long-term incentive)

Cash settled share-based payments are measured at fair value and remeasured at each reporting date to reflect the potential outflow of cash resources to settle the liability, with a corresponding adjustment in profit or loss. Vesting assumptions for non-market conditions are reviewed at each reporting date to ensure they reflect current expectations.

Equity settled share-based payments (“new long-term incentive)

The grant date fair value of equity settled share-based payment arrangements is recognised as an expense, with a corresponding increase in equity, over the vesting period of the awards. The expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognised is based on the number of awards that meet the related service and non-market performance conditions at vesting date.

Post-retirement medical benefit

The Group's net obligation in respect of long-term employee benefits is the amount of future benefit that employees have earned in return for their service in the current and prior periods. That benefit is discounted to determine the present value. Remeasurements are recognised in profit or loss in the period in which they arise.

Stated share capital

Stated share capital

Ordinary shares and the cumulative preference shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognised as a deduction from equity, net of any tax effect.

Repurchase and reissue of ordinary shares (treasury shares)

Repurchase and reissue of share capital (treasury shares)

When shares recognised as equity are repurchased, the amount of the consideration paid, which includes directly attributable costs is recognised as a deduction from equity. Repurchased shares are classified as treasury shares and are presented as a deduction from stated share capital.

Dividends	Dividends Dividends are recognised as a liability on the date on which they are declared which is the date when the shareholders’ right to the dividends vests.
Operating Segments

ACCOUNTING POLICIES

Operating segments are reported in a manner consistent with internal reports that the Group’s chief operating decision maker (CODM) reviews regularly in allocating resources and assessing performance of operating segments. The CODM has been identified as the Group’s Executive Committee. The Group has one revenue stream, the sale of gold. To identify operating segments, management reviewed various factors, including operational structure and mining infrastructure. It was determined that an operating segment consists of a single or multiple metallurgical plants and reclamation sites that, together with its tailings storage facility, is capable of operating independently.

When assessing profitability, the CODM considers, inter alia, the revenue and production costs of each segment. The net of these amounts is the operating profit or loss. Therefore, operating profit has been disclosed in the segment report as the primary measure of profit or loss. The CODM also considered other costs that, in addition to the operating profit or loss, result in the working profit or loss.

Interest in subsidiaries

ACCOUNTING POLICIES

Significant subsidiaries of the Group are those subsidiaries with the most significant contribution to the Group's profit or loss or assets.

Ergo Mining Proprietary Limited and Far West Gold Recoveries Proprietary Limited are the only significant subsidiaries of the Group. They are both wholly owned subsidiaries and are incorporated in South Africa, are primarily involved in the retreatment of surface gold and all their operations are based in South Africa.

Payments made under protest

SIGNIFICANT ACCOUNTING JUDGEMENTS

Payments made under protest

The determination of whether the payments made under protest give rise to an asset or a contingent asset or neither, required the use of significant judgement. The definition of an asset in the conceptual framework was applied, with the consideration of the facts and circumstances surrounding the payments made under protest. In applying the definition of an asset management considered the following:

•payments were made under protest and without prejudice or admission of liability. Such payments were not made as a settlement of debt or recognition of expenditure;

•the Group therefore retains a right to recover the payments from the City of Ekurhuleni Metropolitan Municipality (“Municipality”) if the Group is successful in the Main Application;

•if the Group is not successful in the Main Application, the payments will be used to settle the resultant liability to the Municipality; and

•these two possible outcomes (i.e. success in the Main Application or not) therefore, will lead to economic benefits to the Group.

Therefore, the right to recover the payments made under protest is not a contingent asset because it meets the definition and recognition criteria of an asset.

No specific guidance exists in developing an accounting policy for such asset. Therefore management applied judgement in developing an accounting policy that would lead to information that is relevant to the users of these financial statements and information that can be relied upon.

Contingent liabilities

The assessment of whether an obligating event results in a liability or a contingent liability requires the exercise of significant judgement of the outcome of future events that are not wholly within the control of the Group.

Litigation and other judicial proceedings inherently entail complex legal issues that are subject to uncertainties and complexities and are subject to interpretation.

SIGNIFICANT ACCOUNTING ASSUMPTIONS AND ESTIMATES

The discounted amount of the Payments made under protest is determined using assumptions about the future that are inherently uncertain and can change materially over time and includes the discount rate and discount period.

These assumptions about the future include estimating the timing of concluding on the main application, i.e. the discount period, the ultimate settlement terms, the discount rate applied and the assessment of recoverability.

ACCOUNTING POLICIES

Payments made under protest

Recognition and measurement

The asset that arises from the Municipality Electricity Tariff Dispute and that are payments made under protest is initially measured at a discounted amount and any difference between the face value of payments made under protest and the discounted amount on initial recognition is recognised in profit or loss as a finance expense. Subsequent to initial recognition, the Payments made under protest is measured using the effective interest method to unwind the discounted amount to the original face value less any write downs for recovery. Unwinding of the carrying value and changes in the discount period are recognised in profit or loss.

Assessment of recoverability

The discounted amount of the payments under protest is assessed at each reporting date to determine whether there is any objective evidence that the full amount is no longer expected to be recovered. The Group considers the reasonable and supportable information related to the creditworthiness of Ekurhuleni Metropolitan Municipality and events surrounding the outcome of the Main Application. Any write down is recognised in profit or loss.

Contingent liabilities

A contingent liability is a possible obligation arising from past events and whose existence will be confirmed only by occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Group. A contingent liability may also be a present obligation arising from past events but is not recognised on the basis that an outflow of economic resources to settle the obligation is not viewed as probable, or the amount of the obligation cannot be reliably measured. When the Group has a present obligation, an outflow of economic resources is assessed as probable and the Group can reliably measure the obligation, a provision is recognised.

Other investments

SIGNIFICANT ACCOUNTING ASSUMPTIONS AND ESTIMATES

The fair value of the listed equity instrument is determined based on quoted prices on an active market. Equity instruments which are not listed on an active market are measured using other applicable valuation techniques depending on the extent to which the technique maximises the use of relevant observable inputs and minimizes the use of unobservable inputs. Where discounted cash flows are used, the estimated cash flows are based on management’s best estimate based on readily available information at measurement date. The discounted cash flows contain assumptions about the future that are inherently uncertain and can change materially over time.

ACCOUNTING POLICIES

On initial recognition of an equity investment that is not held for trading, the Group may make an irrevocable election to present subsequent changes in the investment’s fair value in other comprehensive income. This election is made on an investment-by-investment basis.

These assets are initially recognised at fair value plus any directly attributable transaction costs. Subsequent to initial recognition they are measured at fair value and changes therein are recognised in OCI, and are never reclassified to profit or loss, with dividends recognised in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment.

The Group’s listed and unlisted investments in equity securities are classified as equity instruments at fair value through other comprehensive income (OCI).

Contingent liabilities and contingent assets

SIGNIFICANT ACCOUNTING JUDGEMENTS

The assessment of whether an obligating event results in a liability or a contingent liability requires the exercise of significant judgement of the outcome of future events that are not wholly within the control of the Group. Litigation and other judicial proceedings inherently entail complex legal issues that are subject to uncertainties and complexities and are subject to interpretation.

ACCOUNTING POLICIES

Contingent liabilities

A contingent liability is a possible obligation arising from past events and whose existence will be confirmed only by occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Group. A contingent liability may also be a present obligation arising from past events but is not recognised on the basis that an outflow of economic resources to settle the obligation is not viewed as probable, or the amount of the obligation cannot be reliably measured. When the Group has a present obligation, an outflow of economic resources is assessed as probable and the Group can reliably measure the obligation, a provision is recognised.

Contingent assets

Contingent assets are possible assets whose existence will be confirmed by the occurrence or non-occurrence of uncertain future events that are not wholly within the control of the entity. Contingent assets are not recognised, but they are disclosed when it is more likely than not that an inflow of benefits will occur. However, when the inflow of benefits is virtually certain an asset is recognised in the statement of financial position, because that asset is no longer considered to be contingent.

New standards, amendments to standards and interpretations not yet adopted

New standards, amendments to standards and interpretations effective for the year ended June 30, 2020

During the financial period, the following new and revised accounting standards, amendments to standards and new interpretation were adopted by the Group:

IFRS 16 Leases (Effective date July 1, 2019)

The Group adopted IFRS 16 Leases (“IFRS 16”) on July 1, 2019, using the modified retrospective method.

The Group elected to measure the right of use asset at an amount equal to the lease liabilities for leases previously expensed as operating leases.

The nature of the leases include property rentals, vehicle rentals, and equipment hire.

The equipment hire includes the rental of an electricity generator which was previously classified as a finance lease under IAS 17 Leases (“IAS 17”). The carrying amount of the right-of-use asset and the lease liability at the date of initial application was measured using the carrying amount of the lease asset and lease liability immediately before under IAS 17.

The Group applied the following practical expedients:

•the Group elected not to separate non-lease components and account for the lease and non-lease component as a single lease component;

•leases for which the underlying asset is of low value; and

•short-term leases defined as less than 12 months.

The Group applied the following judgements:

•assessing whether an arrangement contains a lease;

•where the Group has the option to terminate a contract with no more than an insignificant penalty, the lease is no longer deemed to be enforceable. However, in making this assessment management will in addition, take into account the nature of the asset, the alternative procurement of the asset and the general economics of the contract in assessing its enforceability;

•where a lease is on a month to month basis, the lease term is limited to one month’s enforceable period, therefore that lease is excluded from the lease population;

•where a contract includes an option to renew, management will consider whether it is reasonably certain that the option will be exercised. In making this assessment, the historical renewal behaviour will be considered, considering the strategic nature of that asset;

•the determination of the right of use asset to be equal to the lease liability, adjusted for prepaid or accrued lease payments immediately before the date of initial application. This resulted in there being no impact on retained earnings at adoption date; and

•to use the Group’s incremental borrowing rate in discounting the future payments. The weighted average discount rate applied was 10.31% per annum.

There have been no significant changes under IFRS 16 for lessors.

The impact of the adoption of IFRS 16 on the Group’s financial statements is as follows

Amounts in R million	2020
Operating lease commitments at June 30, 2019	37.6
Operating lease commitments at July 1, 2019 discounted using the weighted average incremental borrowing rate at July 1, 2019	(6.7)
Operating lease commitments recognised as lease liabilities on the statement of financial position at July 1, 2019 (not previously recognised)	30.9
Finance lease liabilities previously recognised under IAS 17 at June 30, 2019	11.0
Total lease liabilities recognised at July 1, 2019	41.9

IFRIC 23 Uncertainty over Income Tax Treatments (Effective date July 1, 2019)

IFRIC 23 Uncertainty over Income Tax Treatments (“IFRIC 23”) clarifies the accounting for income tax treatments that have yet to be accepted by tax authorities. Specifically, IFRIC 23 provides clarity on how to incorporate this uncertainty into the measurement of tax as reported in the financial statements.

IFRIC 23 does not introduce any new disclosures but reinforces the need to comply with existing disclosure requirements about:

•judgements made;

•assumptions and other estimates used; and

•the potential impact of uncertainties that are not reflected.

Information about significant judgements, assumptions and estimates related to uncertainties with regard to the measurement of tax as reported in the financial statements are included in the following note:

NOTE 18 INCOME TAX

Annual Improvements to IFRS Standards 2015/2017 Cycle various standards (effective July 1, 2019)

As part of its process to make non-urgent but necessary amendments to IFRS, the IASB has issued the Annual Improvements to IFRS Standards 2015–2017 Cycle. This did not have a material impact on the Group.

3 NEW STANDARDS, AMENDMENTS TO STANDARDS AND INTERPRETATIONS continued

New standards, amendments to standards and interpretations not yet effective

At the date of authorisation of these consolidated financial statements, the following relevant standards, amendments to standards and interpretations that may be applicable to the business of the Group were in issue but not yet effective and may therefore have an impact on future consolidated financial statements. These new standards, amendments to standards and interpretations will be adopted at their effective dates.

Definition of Material (Amendments to IAS 1 and IAS 8) (Effective July 1, 2020)

The amendment clarifies the definition of material to make it easier to understand and provides guidance on how the definition should be applied. The changes in the definition now ensures that the definition is consistent across all IFRS standards and the Conceptual Framework.

•old definition (IAS 1): Omissions or misstatements of items are material if they could, individually or collectively, influence the economic decisions that users make on the basis of the financial statements;

•new definition (IAS 1): Information is material if omitting, misstating or obscuring it could reasonably be expected to influence the decisions that the primary users of general-purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.

The definition of material omissions or misstatements from IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors has been removed.

Management has performed a preliminary assessment of the new definition of materiality and has assessed that it is not expected that significant changes will result from the adoption of the new definition of materiality.

Amendments to References to Conceptual Framework in IFRS (Effective July 1, 2020)

The IASB decided to revise the Conceptual Framework because certain important issues were not covered and certain guidance was unclear or out of date. The revised Conceptual Framework, issued by the IASB in March 2018, includes:

•new concepts on measurement including factors to be considered when selecting the measurement basis;

•new concepts on presentation and disclosure, including when to classify income and expenses in other comprehensive income;

•new guidance on when assets and liabilities are removed from financial statements;

•updated definitions of an asset and liability;

•updated recognition criteria for including assets and liabilities in financial statements;

•the revised framework clarified the concepts of prudence, stewardship, measurement uncertainty and substance over form; and

•the IASB also updated references to the Conceptual Framework in IFRS by issuing Amendments to References to the Conceptual Framework in IFRS.

Management has performed a preliminary assessment of the amendments to the References to the Conceptual Framework and has assessed that it is not expected that significant changes will result from the new references to the Conceptual Framework.